Stock Based Compensation - Schedule of Exercise Price Range (Q1) (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding, number (shares)		48
Stock options outstanding, weighted average remaining contractual term (in years)		8 years 6 months
Stock options outstanding, weighted average exercise price (USD per share)		$ 2.68
Stock options exercisable, vested and exercisable (shares)		35
Stock options exercisable, weighted average exercise price (USD per share)		$ 2.91
$2.03
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding, number (shares)	48	24
Stock options outstanding, weighted average remaining contractual term (in years)	8 years 3 months 18 days	9 years
Stock options outstanding, weighted average exercise price (USD per share)	$ 2.68	$ 2.03
Stock options exercisable, vested and exercisable (shares)	48	11
Stock options exercisable, weighted average exercise price (USD per share)	$ 2.68	$ 2.03
Exercise price, (USD per share)		$ 2.03
Exercise price, minimum (USD per share)	2.03
Exercise price, maximum (USD per share)	$ 3.32
$3.32
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding, number (shares)		24
Stock options outstanding, weighted average remaining contractual term (in years)		8 years
Stock options outstanding, weighted average exercise price (USD per share)		$ 3.32
Stock options exercisable, vested and exercisable (shares)		24
Stock options exercisable, weighted average exercise price (USD per share)		$ 3.32
Exercise price, (USD per share)		$ 3.32